Taxes	12 Months Ended
Jan. 31, 2017
Income Tax Disclosure [Abstract]
Income tax disclosure
Taxes
Income from Continuing Operations
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
U.S.	$15,680	$16,685	$18,610
Non-U.S.	4,817	4,953	6,189
Total income from continuing operations before income taxes	$20,497	$21,638	$24,799

A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Current:
U.S. federal	$3,454	$5,562	$6,165
U.S. state and local	495	622	810
International	1,510	1,400	1,529
Total current tax provision	5,459	7,584	8,504
Deferred:
U.S. federal	1,054	(704)	(387)
U.S. state and local	51	(106)	(55)
International	(360)	(216)	(77)
Total deferred tax expense (benefit)	745	(1,026)	(519)
Total provision for income taxes	$6,204	$6,558	$7,985

Effective Income Tax Rate Reconciliation
The Company's effective income tax rate is typically lower than the U.S. statutory tax rate primarily because of benefits from lower-taxed global operations, including the use of global funding structures and certain U.S. tax credits as further discussed in the "Cash and Cash Equivalents" section of the Company's significant accounting policies in Note 1. The Company's non-U.S. income is generally subject to local country tax rates that are below the 35% U.S. statutory tax rate. Certain non-U.S. earnings have been indefinitely reinvested outside the U.S. and are not subject to current U.S. income tax. A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2017	2016	2015
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.7%	1.8%	1.8%
Income taxed outside the U.S.	(4.5)%	(4.0)%	(2.7)%
Net impact of repatriated international earnings	(1.0)%	0.1%	(1.5)%
Other, net	(0.9)%	(2.6)%	(0.4)%
Effective income tax rate	30.3%	30.3%	32.2%

Deferred Taxes
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2017	2016
Deferred tax assets:
Loss and tax credit carryforwards	$3,633	$3,313
Accrued liabilities	3,437	3,763
Share-based compensation	309	192
Other	1,474	1,390
Total deferred tax assets	8,853	8,658
Valuation allowances	(1,494)	(1,456)
Deferred tax assets, net of valuation allowance	7,359	7,202
Deferred tax liabilities:
Property and equipment	6,435	5,813
Inventories	1,808	1,790
Other	1,884	1,452
Total deferred tax liabilities	10,127	9,055
Net deferred tax liabilities	$2,768	$1,853

The deferred taxes noted above are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2017	2016
Balance Sheet classification
Assets:
Other assets and deferred charges	$1,565	$1,504

Liabilities:
Deferred income taxes and other	4,333	3,357

Net deferred tax liabilities	$2,768	$1,853

Unremitted Earnings
U.S. income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately $26.6 billion and $26.1 billion as of January 31, 2017 and 2016, respectively, as the Company intends to permanently reinvest these amounts outside of the U.S. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation. The Company provides deferred or current income taxes on earnings of international subsidiaries in the period that the Company determines it will remit those earnings.
Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances
At January 31, 2017, the Company had net operating loss and capital loss carryforwards totaling approximately $6.1 billion. Of these carryforwards, approximately $3.6 billion will expire, if not utilized, in various years through 2037. The remaining carryforwards have no expiration. At January 31, 2017, the Company had foreign tax credit carryforwards of approximately $1.9 billion, which will expire in various years through 2027 if not utilized.
The recoverability of these future tax deductions and credits is evaluated by assessing the adequacy of future expected taxable income from all sources, including taxable income in prior carryback years, reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the Company does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is established. To the extent that a valuation allowance has been established and it is subsequently determined that it is more likely than not that the deferred tax assets will be recovered, the valuation allowance will be released.
The Company had valuation allowances of approximately $1.5 billion as of January 31, 2017 and 2016, respectively, on deferred tax assets associated primarily with net operating loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. Net activity in the valuation allowance during fiscal 2017 related to releases arising from the use of deferred tax assets, changes in judgment regarding the future realization of deferred tax assets, increases from certain net operating losses and deductible temporary differences arising in fiscal 2017, decreases due to operating loss expirations and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining deferred tax assets will be fully realized.
Uncertain Tax Positions
The benefits of uncertain tax positions are recorded in the Company's Consolidated Financial Statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.
As of January 31, 2017 and 2016, the amount of unrecognized tax benefits related to continuing operations was $1.1 billion and $607 million, respectively. The amount of unrecognized tax benefits that would affect the Company's effective income tax rate was $703 million and $522 million for January 31, 2017 and 2016, respectively.
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Unrecognized tax benefits, beginning of year	$607	$838	$763
Increases related to prior year tax positions	388	164	7
Decreases related to prior year tax positions	(32)	(446)	(17)
Increases related to current year tax positions	145	119	174
Settlements during the period	(46)	(25)	(89)
Lapse in statutes of limitations	(12)	(43)	—
Unrecognized tax benefits, end of year	$1,050	$607	$838

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2017, 2016 and 2015, the Company recognized interest expense related to uncertain tax positions of $35 million, $5 million and $18 million, respectively. As of January 31, 2017 and 2016, accrued interest related to uncertain tax positions of $72 million and $60 million, respectively, was recorded in the Company's Consolidated Balance Sheets. The Company did not have any accrued penalties recorded for income taxes as of January 31, 2017 or 2016.
During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between $50 million and $300 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company is focused on resolving tax audits as expeditiously as possible. As a result of these efforts, unrecognized tax benefits could potentially be reduced beyond the provided range during the next twelve months. The Company does not expect any change to have a significant impact to its Consolidated Financial Statements.
The Company remains subject to income tax examinations for its U.S. federal income taxes generally for fiscal 2013 through 2017. The Company also remains subject to income tax examinations for international income taxes for fiscal 2000 through 2017, and for U.S. state and local income taxes generally for the fiscal years ended 2011 through 2017.
Other Taxes
The Company is subject to tax examinations for value added, sales-based, payroll and other non-income taxes. A number of these examinations are ongoing in various jurisdictions. In certain cases, the Company has received assessments from the respective taxing authorities in connection with these examinations. Unless otherwise indicated, the possible losses or range of possible losses associated with these matters are individually immaterial, but a group of related matters, if decided adversely to the Company, could result in a liability material to the Company's Consolidated Financial Statements.
In particular, Brazil federal, state and local laws are complex and subject to varying interpretations, and the Company's subsidiaries in Brazil are party to a large number of non-income tax assessments. One of these interpretations common to the retail industry in Brazil relates to whether credits received from suppliers should be treated as a reduction of cost for purposes of calculating certain indirect taxes. The Company believes credits received from suppliers are reductions in cost and that it has substantial legal defenses in this matter and intends to defend this matter vigorously. As such, the Company has not accrued for this matter, although the Company may be required to deposit funds in escrow or secure financial guarantees to continue the judicial process in defending this matter in Brazil.